                                                  One Financial Way
                                                  Cincinnati, Ohio 45242




                                                  Post Office Box 237
[LOGO] OHIO NATIONAL                              Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                         Telephone: 513-794-6100


                                November 2, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      File No. 33-81784, Ohio National Variable Account D
         Certification Under Rule 497(j)

Gentlemen:

I, John J. Palmer, Senior Vice President, Strategic Initiatives of the Depositor, The Ohio National Life Insurance Company, hereby certify that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on October 5, 1999.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this second day of November, 1999.

                                    Sincerely,


                                    /s/JOHN J. PALMER
                                    --------------------------------------------
                                    John J. Palmer
                                    Senior Vice President, Strategic Initiatives

JJP/nh